CHI STAT SUP-1 071213
Statutory Prospectus Supplement dated July 12, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco China Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Joseph Tang	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Hong Kong. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Joseph Tang, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Hong Kong and/or its affiliates since 2006.
More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
CHI STAT SUP-1 071213

AIF STAT SUP-1 0701213
Statutory Prospectus Supplement dated July 12, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — INVESCO CHINA FUND — Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Joseph Tang	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco China Fund” in the prospectus:
•	“Joseph Tang, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Hong Kong and/or its affiliates since 2006.”
AIF STAT SUP-1 071213

AIF SUP-3 071213
Statement of Additional Information Supplement dated July 12, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, H1, R, Y, Investor, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Global Health Care Fund
Invesco Global Markets Strategy Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund

Effective July 12, 2013, May Lo is no longer a portfolio manager for Invesco China Fund and all references to Ms. Lo in Appendix H are deleted.
AIF SUP-3 071213